Other Current Liabilities (Details) - Schedule of Other Current Liabilities - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Other Current Liabilities [Abstract]
GST and other tax liabilities	$ 91,825	$ 73,248
Cheques receivables/payables (net)	2,008,696	1,437,245
Capital creditors	897,041	799,501
Advances from customers	415,463	142,196
Other current liabilities	$ 3,413,025	$ 2,452,190